Provision for legal proceedings, Contingent liabilities with no provision for possible losses (Details) R$ in Thousands				12 Months Ended
		Dec. 27, 2017 BRL (R$) Notice	Dec. 15, 2017 BRL (R$)	Dec. 31, 2017 BRL (R$) Agreement	Dec. 31, 2014 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Contingent liabilities with no provision for possible losses [Abstract]
Contingent liabilities with no provision for possible losses				R$ 312,820		R$ 45,499
Labor Proceedings [Member]
Contingent liabilities with no provision for possible losses [Abstract]
Contingent liabilities with no provision for possible losses	[1]			17,888		10,043
Tax Proceedings [Member]
Contingent liabilities with no provision for possible losses [Abstract]
Contingent liabilities with no provision for possible losses	[2]			212,856		0
Tax infringement notice amount		R$ 121,778
Number of official tax infringement notices | Notice		2
Civil Proceedings [Member]
Contingent liabilities with no provision for possible losses [Abstract]
Contingent liabilities with no provision for possible losses	[3]			R$ 82,076		R$ 35,456
Number of agreements for which lawfulness is in dispute | Agreement				5
Law suit involved value				R$ 15,050
Sao Paulo State Prosecutor's Office [Member]
Contingent liabilities with no provision for possible losses [Abstract]
Damages sought, value					R$ 154,123
Estimate of possible loss							R$ 39,247
Cavo Servicos e Saneamento S.A. [Member] | Tax Proceedings [Member]
Contingent liabilities with no provision for possible losses [Abstract]
Tax infringement notice amount			R$ 90,634

[1]	Refers mainly to labor lawsuits arising from employees and third party claims, joint liability, hazard pay and health hazard allowance.
[2]	On December 15, 2017, the Company's subsidiary, Cavo Servicos e Saneamento S.A. ("Cavo") received an official tax infringement notice in the amount of R$90,634 challenging the deductibility of payments made to a number of specified suppliers in 2012, for which there is lack of sufficient evidence that good and services were actually provided. On December 22 and 27, 2017, Estre Ambiental S.A. received two official tax infringement notices in the aggregate amount of R$121,778 challenging the deductibility of payments made to a number of specified suppliers from 2012 to 2015, for which there is lack of sufficient evidence that good and services were actually provided. The Company is challenging such assessment, and presented its defense on January 23, 2018.
[3]	Refers basically to: i) lawsuit filed by the Sao Paulo State Prosecutor's Office challenging the lawfulness of five agreements entered into between the city government of Taboao da Serra and the investee Viva Ambiental regarding provision of public cleaning services. In 2014, the Federal Prosecutor's Office ("MPF") requested the return of total emergency agreements entered into by and between Viva and Taboao City, which amounted to R$154,123. In 2015, sellers of VIVA filed an injunction for early presentation of proof, and requested legal expert inspection that detected misstatements in amounts requested by the MPF. The outcome of this inspection indicated a possible loss amount of approximately R$19,123; ii) public action lawsuit filed by the Prosecutor's Office of Itapevi challenging the implantation of our landfill due to supposed inconsistencies with the local regulation such as proximity with water springs and population, and requests the stoppage and reversal of all deforestation activity, as well as payment of a fine. This lawsuit is still in its instruction phase and the involved value is of R$15,050; iii) popular action moved by a certain group of people, also related to Itapevi, in which the population reinforce the arguments of the aforementioned action, described in item "ii" above. The lawsuit is to be decided simultaneously with the one set forth in item "ii." The involved value is also of R$15,050.